Segment Reporting	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segment Reporting	Segment Reporting
The Company allocates capital and assesses performance from the perspective of the Company's lines of business. The Company has two primary lines of business: (1) tankers and (2) marine services. The primary focus of the Company’s internal reporting and allocation of resources by the chief operating decision maker (or CODM) is on the two lines of business and its segments are presented accordingly on this basis. The CODM is the chief executive officer of the Company. The CODM uses income from operations to assess the performance of each segment and to make decisions about allocating resources. The CODM does not assess the performance of each segment by geographic regions.

The tanker segment consists of the operation of all of the Company's tankers (including the operations from those tankers employed on full service lightering contracts), and the Company's U.S. based ship-to-ship support service operations (including its lightering support services provided as part of full service lightering operations). The marine services and other segment consists of operational and maintenance marine services provided to the Australian government, Australian energy companies and other third parties, and includes corporate and general administrative expense.

The accounting policies applied to the reportable segments are the same as those described in the summary of significant accounting policies. The measure of segment assets is reported on the balance sheet as total consolidated assets.

The following tables include the Company’s revenues, expenses, other segment items, income (loss) from operations and equity income and gain on distribution from equity-accounted investment by segment, and reconciles such amounts to the Company’s consolidated income before income taxes for the periods presented in these financial statements:

	Year Ended December 31, 2025
	Tankers	Marine Services and Other(1)	Total
	$	$	$
Revenues(1)	824,014	125,506	949,520
Voyage expenses	(317,373)	—	(317,373)
Vessel operating expenses	(131,011)	(107,845)	(238,856)
Charter hire expenses	(42,742)	(2,515)	(45,257)
Depreciation and amortization	(86,630)	—	(86,630)
General and administrative expenses (2)	(46,568)	(8,199)	(54,767)
Gain on sale and write-down of assets (note 14)(3)	99,659	2,086	101,745
Restructuring charges (note 15)(1)	—	(5,568)	(5,568)
Income from operations	299,349	3,465	302,814

Equity income and gain on distribution from equity-accounted investment	9,617	—	9,617
Non-segment reconciling items:
Interest income			36,166
Interest expense			(2,896)
Other - net (note 16)			1,700
Income before income taxes			347,401
(1)Marine Services and Other includes severance costs of $5.6 million resulting from the termination of a management contract related to the Company's Australian operations. The severance costs were fully recovered from the customer, and the recovery is presented in revenues.
(2)Includes direct general and administrative expenses and indirect general and administrative expenses allocated based on estimated use of corporate resources.
(3)The gain on sale recorded under Marine Services and Other relates to management fees earned by Teekay Corporation Ltd. from the sale of certain vessels by Teekay Tankers.

	Year Ended December 31, 2024
	Tankers	Marine Services and Other	Elimination (1)	Total
	$	$		$
Revenues (note 3)	1,106,278	114,096	—	1,220,374
Voyage expenses	(405,546)	—	—	(405,546)
Vessel operating expenses	(150,605)	(101,989)	—	(252,594)
Charter hire expenses	(74,379)	(416)	—	(74,795)
Depreciation and amortization	(93,582)	—	—	(93,582)
General and administrative expenses(2)	(48,833)	(11,905)	(320)	(61,058)
Gain on sale and write-down of assets (note 14)	38,080	—	—	38,080
Restructuring charges (note 15)	(5,952)	—	320	(5,632)
Income (loss) from operations	365,461	(214)	—	365,247

Equity income	2,767	—		2,767
Non-segment reconciling items:
Interest income				37,218
Interest expense				(7,542)
Other - net (note 16)				4,334
Income before income taxes				402,024
(1)Relates to inter-segment transactions that are eliminated on consolidation.
(2)Includes direct general and administrative expenses and indirect general and administrative expenses allocated based on estimated use of corporate resources.

	Year Ended December 31, 2023
	Tankers	Marine Services and Other	Total
	$	$	$
Revenues (note 3)	1,364,452	100,523	1,464,975
Voyage expenses	(474,371)	—	(474,371)
Vessel operating expenses	(148,960)	(92,625)	(241,585)
Charter hire expenses	(70,836)	—	(70,836)
Depreciation and amortization	(97,551)	—	(97,551)
General and administrative expenses(1)	(45,936)	(11,654)	(57,590)
Gain on sale of vessel (note 14)	10,360	—	10,360
Restructuring charges (note 15)	(1,248)	(429)	(1,677)
Income (loss) from operations	535,910	(4,185)	531,725

Equity income	3,432	—	3,432
Non-segment reconciling items:
Interest income			24,128
Interest expense			(28,009)
Other - net (note 16)			(1,691)
Income before income taxes			529,585
(1)Includes direct general and administrative expenses and indirect general and administrative expenses allocated based on estimated use of corporate resources.
A reconciliation of total segment assets to total assets, presented in the accompanying consolidated balance sheets is as follows:

	December 31, 2025 (1) $	December 31, 2024 (1) $
Tankers	1,341,547	1,416,789
Marine Services and Other	45,788	40,995
Cash and cash equivalents	940,735	685,331
Short-term investments	32,000	10,000
Consolidated total assets	2,360,070	2,153,115
(1)There are no differences between the measurements of the segment assets and the Company’s consolidated assets.

The following table includes capital expenditures by segment for the periods presented in these financial statements.

	December 31, 2025 $	December 31, 2024 $
Tankers	2,995	4,841
Significant Customers

No customer accounted for more than 10% of the Company’s consolidated revenues during the years ended December 31, 2025, 2024 and 2023.